Exhibit 99.1

World Omni Auto Receivables Trust 2023-B

Monthly Servicer Certificate

October 31, 2023

Dates Covered
Collections Period	10/01/23 - 10/31/23
Interest Accrual Period	10/16/23 - 11/14/23
30/360 Days	30
Actual/360 Days	30
Distribution Date	11/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/23	834,491,199.39	38,828
Yield Supplement Overcollateralization Amount 09/30/23	84,222,017.95	0
Receivables Balance 09/30/23	918,713,217.34	38,828
Principal Payments	30,275,260.16	1,201
Defaulted Receivables	880,079.38	35
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/23	80,219,767.91	0
Pool Balance at 10/31/23	807,338,109.89	37,592

Pool Statistics	$ Amount	# of Accounts
Pool Factor	76.33%
Prepayment ABS Speed	1.45%
Aggregate Starting Principal Balance	1,162,826,061.02	44,579

Delinquent Receivables:
Past Due 31-60 days	8,362,839.76	336
Past Due 61-90 days	2,342,446.77	93
Past Due 91-120 days	702,987.20	24
Past Due 121+ days	0.00	0
Total	11,408,273.73	453

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.29%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.34%
Delinquency Trigger Occurred	NO

Recoveries	491,956.00
Aggregate Net Losses/(Gains) - October 2023	388,123.38
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.51%
Prior Net Losses/(Gains) Ratio	0.36%
Second Prior Net Losses/(Gains) Ratio	0.21%
Third Prior Net Losses/(Gains) Ratio	0.35%
Four Month Average	0.36%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.14%

Overcollateralization Target Amount	9,284,388.26
Actual Overcollateralization	9,284,388.26
Weighted Average Contract Rate	5.65%
Weighted Average Contract Rate, Yield Adjusted	10.38%
Weighted Average Remaining Term	54.08

Flow of Funds	$ Amount
Collections	35,058,430.85
Investment Earnings on Cash Accounts	16,942.32
Servicing Fee	(765,594.35)
Transfer to Collection Account	-
Available Funds	34,309,778.82

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,308,320.84
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	127,914.25
(5) Noteholders' Second Priority Principal Distributable Amount	1,816,440.71
(6) Class C Interest	67,288.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,740,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,284,388.26
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,965,426.26

Total Distributions of Available Funds	34,309,778.82

Servicing Fee	765,594.35
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	996,700,000.00
Original Class B	31,390,000.00
Original Class C	15,740,000.00

Total Class A, B, & C
Note Balance @ 10/16/23	824,894,550.60
Principal Paid	26,840,828.97
Note Balance @ 11/15/23	798,053,721.63

Class A-1
Note Balance @ 10/16/23	0.00
Principal Paid	0.00
Note Balance @ 11/15/23	0.00
Note Factor @ 11/15/23	0.0000000%

Class A-2a
Note Balance @ 10/16/23	228,837,719.68
Principal Paid	16,118,513.48
Note Balance @ 11/15/23	212,719,206.20
Note Factor @ 11/15/23	92.4866114%

Class A-2b
Note Balance @ 10/16/23	152,226,830.92
Principal Paid	10,722,315.49
Note Balance @ 11/15/23	141,504,515.43
Note Factor @ 11/15/23	92.4866114%

Class A-3
Note Balance @ 10/16/23	297,200,000.00
Principal Paid	0.00
Note Balance @ 11/15/23	297,200,000.00
Note Factor @ 11/15/23	100.0000000%

Class A-4
Note Balance @ 10/16/23	99,500,000.00
Principal Paid	0.00
Note Balance @ 11/15/23	99,500,000.00
Note Factor @ 11/15/23	100.0000000%

Class B
Note Balance @ 10/16/23	31,390,000.00
Principal Paid	0.00
Note Balance @ 11/15/23	31,390,000.00
Note Factor @ 11/15/23	100.0000000%

Class C
Note Balance @ 10/16/23	15,740,000.00
Principal Paid	0.00
Note Balance @ 11/15/23	15,740,000.00
Note Factor @ 11/15/23	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	3,503,523.59
Total Principal Paid	26,840,828.97
Total Paid	30,344,352.56

Class A-1
Coupon	5.31600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.25000%
Interest Paid	1,001,165.02
Principal Paid	16,118,513.48
Total Paid to A-2a Holders	17,119,678.50

Class A-2b
SOFR Rate	5.32031%
Coupon	6.03031%
Interest Paid	764,979.15
Principal Paid	10,722,315.49
Total Paid to A-2b Holders	11,487,294.64

Class A-3
Coupon	4.66000%
Interest Paid	1,154,126.67
Principal Paid	0.00
Total Paid to A-3 Holders	1,154,126.67

Class A-4
Coupon	4.68000%
Interest Paid	388,050.00
Principal Paid	0.00
Total Paid to A-4 Holders	388,050.00

Class B
Coupon	4.89000%
Interest Paid	127,914.25
Principal Paid	0.00
Total Paid to B Holders	127,914.25

Class C
Coupon	5.13000%
Interest Paid	67,288.50
Principal Paid	0.00
Total Paid to C Holders	67,288.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.3564120
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.7137934
Total Distribution Amount	29.0702054

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	4.3528914
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	70.0804934
Total A-2a Distribution Amount	74.4333848

A-2b Interest Distribution Amount	4.9998637
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	70.0804934
Total A-2b Distribution Amount	75.0803571

A-3 Interest Distribution Amount	3.8833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.8833333

A-4 Interest Distribution Amount	3.9000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.9000000

B Interest Distribution Amount	4.0750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.0750000

C Interest Distribution Amount	4.2750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.2750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	67.67
Noteholders' Third Priority Principal Distributable Amount	586.42
Noteholders' Principal Distributable Amount	345.91

Account Balances	$ Amount
Reserve Account
Balance as of 10/16/23	2,616,119.83
Investment Earnings	11,682.95
Investment Earnings Paid	(11,682.95)
Deposit/(Withdrawal)	-
Balance as of 11/15/23	2,616,119.83
Change	-

Required Reserve Amount	2,616,119.83

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,762,860.48	$4,674,117.81	$5,125,475.22
Number of Extensions	154	159	171
Ratio of extensions to Beginning of Period Receivables Balance	0.52%	0.49%	0.52%